Finance Income and Costs	12 Months Ended
Mar. 31, 2022
Disclosure Of Finance Income Expense [Abstract]
Finance Income and Costs
16)	FINANCE INCOME AND COSTS

	For the year ended March 31
Particulars	2020	2021	2022
Recognized in profit or loss
Interest income on term deposits	2,845	4,628	6,618
Change in fair value of financial asset measured at FVTPL	30	—	4
Change in fair value of financial liability measured at FVTPL	—	350	—
Other interest income	487	2,554	3,362
Net foreign exchange gain	—	4,568	—
Finance income	3,362	12,100	9,984
Interest expense on financial liabilities measured at amortised cost	157	2,035	13,744
Change in fair value of financial liability measured at FVTPL	1,421	—	1,181
Net foreign exchange loss	13,734	—	8,218
Impairment loss on trade and other receivables	1,563	358	904
Interest expense on lease liabilities	2,731	1,867	1,569
Finance and other charges	1,827	538	710
Finance costs	21,433	4,798	26,326

Net finance income (costs) recognized in profit or loss	(18,071)	7,302	(16,342)